Fair value measurements (Details) - EBP 018 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	$ 0	$ 2,627,180
Cash
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value		60,574
Equities
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value		357,653
Corporate Bonds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value		2,208,953
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value		418,227
Level 1 | Cash
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value		60,574
Level 1 | Equities
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value		357,653
Level 1 | Corporate Bonds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value		0
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value		2,208,953
Level 2 | Cash
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value		0
Level 2 | Equities
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value		0
Level 2 | Corporate Bonds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value		2,208,953
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value		0
Level 3 | Cash
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value		0
Level 3 | Equities
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value		0
Level 3 | Corporate Bonds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value		$ 0